GOING CONCERN	6 Months Ended	12 Months Ended
	Feb. 28, 2025	Aug. 31, 2024
Organization, Consolidation and Presentation of Financial Statements [Abstract]
GOING CONCERN

NOTE 3 – GOING CONCERN

The Company’s financial statements as of February 28, 2025, is prepared using generally accepted accounting principles in the United States of America (“U.S. GAAP”) applicable to a going concern, which contemplates the realization of assets and liquidation of liabilities in the normal course of business. The Company has not yet established a sustainable ongoing source of revenue sufficient to cover its operating costs and allow it to continue as a going concern.

As of February 28, 2025, and August 31, 2024, the Company had an accumulated deficit of $45,163,080 and $39,401,857 respectively. The Company incurred net loss of $5,913,892 and $2,955,079 for the six months ended February 28, 2025, and February 29, 2024, respectively. The cash generated from operating activities was $10,691 for the six months ended February 28, 2025, and the cash used in operating activities was $457,609 for the six months ended February 29, 2024, respectively. It was brought to the attention of the Management to assess going concern considering all facts and circumstances about the foreseeable future of the Company as well as its assets and liabilities on the basis that it will be able to realize and discharge them in the normal course of business.

To address these challenges and ensure the Company’s long-term viability, Management has developed a strategic plan focused on the continued development and expansion of its HVAC business. Key initiatives include:

●	Expansion of Product Offerings: Broadening the range of HVAC products to meet diverse market needs.
●	Geographical Expansion: Penetrating new markets to drive revenue growth.
●	Revenue Diversification: Expanding customer segments across retail, commercial, industrial, and project-based clients, as well as private label and licensing opportunities.
●	Improved Profitability: Achieving economies of scale through operational efficiencies and growth.

Additionally, the Company is actively pursuing plans to raise additional funding to support operations and business expansion. This includes preparations to uplist on the Nasdaq Capital Market, which is expected to enhance access to capital and further strengthen the Company’s financial position.

The consolidated financials have been prepared assuming that the Company will continue as a going concern and accordingly financial statements do not include any adjustments related to the recoverability and classification of assets or the amounts and classification of liabilities that might be necessary should the Company be unable to continue as a going concern.

NOTE 3 – GOING CONCERN

The Company’s financial statements as of August 31, 2024, is prepared using generally accepted accounting principles in the United States of America (“U.S. GAAP”) applicable to a going concern, which contemplates the realization of assets and liquidation of liabilities in the normal course of business. The Company has not yet established a sustainable ongoing source of revenue sufficient to cover its operating costs and allow it to continue as a going concern.

As of August 31, 2024, and 2023, the Company had an accumulated deficit of $39,401,857 and $13,523,266 respectively. The Company incurred net loss of $26,315,396 and $ $6,317,373 for the years ended August 31, 2024, and 2023, respectively. The cash generated from operating activities was $30,822 for the year ended August 31, 2024, and the cash used in operating activities was $1,674,395 for the year ended August 31, 2023. It was brought to the attention of the Management to assess going concern considering all facts and circumstances about the foreseeable future of the Company as well as its assets and liabilities on the basis that it will be able to realize and discharge them in the normal course of business.

To address these challenges and ensure the Company’s long-term viability, Management has developed a strategic plan focused on the continued development and expansion of its HVAC business. Key initiatives include:

●	Expansion of Product Offerings: Broadening the range of HVAC products to meet diverse market needs.
●	Geographical Expansion: Penetrating new markets to drive revenue growth.
●	Revenue Diversification: Expanding customer segments across retail, commercial, industrial, and project-based clients, as well as private label and licensing opportunities.
●	Improved Profitability: Achieving economies of scale through operational efficiencies and growth.

Additionally, the Company is actively pursuing plans to raise additional funding to support operations and business expansion. This includes preparations to uplist on the Nasdaq Capital Market, which is expected to enhance access to capital and further strengthen the Company’s financial position.

The consolidated financials have been prepared assuming that the Company will continue as a going concern and accordingly financial statements do not include any adjustments related to the recoverability and classification of assets or the amounts and classification of liabilities that might be necessary should the Company be unable to continue as a going concern.